TRANSACTIONS WITH RELATED PARTIES (Kibbutz) (Details) $ in Thousands			12 Months Ended
	Aug. 06, 2013 ILS (₪) m²	Aug. 06, 2013 USD ($) m²	Dec. 31, 2025 ILS (₪) shares	Dec. 31, 2025 USD ($) shares	Dec. 31, 2024 USD ($)	Dec. 31, 2023 ILS (₪)	Dec. 31, 2023 USD ($)	Dec. 31, 2012 ILS (₪)	Dec. 31, 2012 USD ($)	Dec. 31, 2011 m²
Kibbutz [Member]
Related Party Transaction [Line Items]
Percentage of ownership			30.20%	30.20%
Number of shares which entity has shared voting power | shares			14,029,494	14,029,494
Outstanding percentage of ordinary shares			40.60%	40.60%
Proceeds from sale-leaseback transaction								₪ 4,100,000	$ 1,200
Annual rent						₪ 8,100,000	$ 2,600
Kibbutz [Member] | Manpower Agreement [Member]
Related Party Transaction [Line Items]
Additional contract term			3 years	3 years
Payment For Manpower Service Fees				$ 1,290	$ 1,347		1,553
Kibbutz [Member] | Kibbutz Services [Member]
Related Party Transaction [Line Items]
Notice period to cancel agreement upon a material breach			30 days	30 days
Notice period to cancel agreement upon liquidation of the other party			45 days	45 days
Payments for Other Fees				$ 646	708		810
Kibbutz [Member] | Land Use Agreement [Member]
Related Party Transaction [Line Items]
Contract term			20 years	20 years
Related Party Transaction, Amounts of Transaction			₪ 18,600,000	$ 5,980
Area of property | m²	12,800	12,800								30,744
Unbuilt area of property | m²										60,870
Fee for land use agreement	₪ 70,000	$ 22
Kibbutz [Member] | Land Use Agreement [Member] | Warehouse Site [Member]
Related Party Transaction [Line Items]
Interest rate			1.40%	1.40%
Kibbutz [Member] | Construction of Access Road [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Amounts of Transaction			₪ 3,300,000	$ 1,030
Expenses incurred			₪ 300,000	$ 94
Tene [Member]
Related Party Transaction [Line Items]
Number of shares which entity has shared voting power | shares			14,029,494	14,029,494
Outstanding percentage of ordinary shares			40.60%	40.60%
Sdot Yam And Bar Lev [Member] | Land Purchase Agreement and Leaseback [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Amounts of Transaction				$ 8,091	$ 8,129		$ 7,857